S-K 1603(b) Conflicts of Interest	Jun. 12, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

Target Company Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are then affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

Initial Shareholders [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        The low price of $25,000, or $0.004 per share, that the initial shareholders paid for 5,750,000 founder shares creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

Directors And Officers [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

Sponsor Officers And Directors And Any Other Holder [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        Our sponsor, officers and directors and any other holder of our founder shares, including any non-managing sponsor investors, will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expenses if we do not complete an initial business combination.

Sponsor Officers And Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        Our sponsor, officers and directors will not be entitled to redemption rights with respect to any founder shares or any public shares held by them in connection with the consummation of our initial business combination. Additionally, our sponsor, officers and directors will not be entitled to rights to liquidating distributions with respect to any founder shares held by them if we fail to consummate our initial business combination within 24 months after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants will expire without value to the holder. Furthermore, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, (i) the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (ii) the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Our sponsor agreed not to transfer, assign or sell any of the private placement warrants (including the Class A ordinary shares issuable upon exercise of such warrants) until 30 days after the date we complete our initial business combination, other than pursuant to limited exceptions as described under “Principal Shareholders — Transfers of Founder Shares and Private Placement Warrants.” Since our sponsor, its affiliate and our officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Sponsor, Officers and Directors or an Affiliate [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        Our sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. Such warrants and their underlying securities would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period.

Sponsor, Officers, Directors, Advisors or Their Respective Affiliates [Member] [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or from making the acquisition through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        Our sponsor expects to grant profits interests in it to our independent directors and officers entitling them to a portion of the founder shares and private placement warrants to the extent such profits interests vest in accordance with the terms of the applicable award agreement (with vesting generally occurring over a period of time based on continued service) and to the extent the capital accounts associated with such interests are increased beyond zero. Under the terms of the limited partnership agreement of our sponsor, Mr. Tohme’s economic interest in any founder shares and private placement warrants would be reduced to the extent the profits interests are entitled to payment in respect thereof.